CONVERTIBLE NOTES PAYABLE - GHS Investments (Details) - USD ($)	Sep. 23, 2015	Sep. 22, 2015
CONVERTIBLE NOTES PAYABLE - GHS Investments
Company issued GHS Investments, LLC a convertible promissory note in the principal amount	$ 63,412
GHS Investments note bears interest at a rate per annum	8.00%
The note is convertible at GHS's option at a conversion price equal to the lowest closing price during the 20 trading days prior to the date	60.00%
The conversion price has a floor price	$ 0.0005
Company entered in to an agreement with GHS to provide an equity line of financing		$ 7,750,000
The minimum amount that company must request from GHS at any one time		$ 5,000